Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract]
Goodwill
11. Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2018 were as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	147,639	147,639	21,473
Increase in goodwill related to acquisitions during the year	—	11,770	1,712
Accumulated impairment loss	—	—	—
Balance at the end of year	147,639	159,409	23,185